CONCENTRATIONS	12 Months Ended
Dec. 31, 2013
CONCENTRATIONS
CONCENTRATIONS

10. CONCENTRATIONS

        Tenant Revenue Concentrations—For the years ended December 31, 2013, 2012 and 2011, rental revenues from the U.S. General Services Administration and other government agencies (collectively, "Governmental Tenants"), which primarily occupy properties located in Washington, D.C., accounted for approximately 28%, 28%, and 25%, respectively, of the Partnership's rental and other property income. At December 31, 2013 and 2012, $5,596,000 and $4,434,000, respectively, is due from Governmental Tenants (see Note 9).

        Geographical Concentrations—As of each December 31, 2013 and 2012, the Partnership owned 19 properties, inclusive of one note receivable at December 31, 2012, located in four states and Washington, D.C.

        The Partnership's revenues concentration from properties and the note receivable for the years ended December 31, 2013, 2012 and 2011, are as follows:

	2013	2012	2011
California	57.1%	58.0%	59.2%
North Carolina	6.1	6.5	7.2
Texas	8.1	7.6	7.7
New York	2.2	2.1	1.0
Washington, D.C.	26.5	25.8	24.9

	100.0%	100.0%	100.0%

        The Partnership's real estate investments concentration from properties and the note receivable as of December 31, 2013 and 2012, are as follows:

	2013	2012
California	50.5%	50.8%
North Carolina	5.6	5.7
Texas	7.7	7.6
New York	3.7	3.7
Washington, D.C.	32.5	32.2

	100.0%	100.0%